LEASES (Tables)	12 Months Ended
Mar. 31, 2023
SCHEDULE OF RIGHT OF USE ASSETS AND LEASE LIABILITY

Right-of-use assets	Property $
At 1 April 2022	-
Derecognition of right of use asset	-
Impact of Foreign exchange	-
At 31 March 2023	-

$
At 1 April 2021	98,579
Derecognition of right of use asset	(97,553)
Impact of Foreign exchange	(1,026)
At 31 March 2022	-

Lease Liabilities	31 March 2023	31 March 2022
	$	$
At 1 April	-	98,760
Interest expense	-
Lease payments	-	-
Impact of foreign exchange	-	(1,207)
Derecognition of lease liability	-	(97,553)
Early Termination write off	-	-
Additions	-	-
Interest expense	-	-
Lease payments	-	-
	-	-

SCHEDULE OF CONTRACTUAL MATURITIES OF LEASE LIABILITIES

At March 31, 2023 and March 31, 2022, the company had annual commitments under non-cancellable operating leases:

Operating leases which expire:	31 March 2023	31 March 2022
	$	$
Within one year	-	18,713

	-	18,713